Unaudited Condensed Consolidated Statements of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2016	£ 25,241	£ 663	£ 42,770	£ (339)	£ 4,406	£ (3)		£ (22,256)
Loss for the period	(18,043)							(18,043)
Other comprehensive income (expense) for the period	(3)					(3)
Total comprehensive loss for the period	(18,046)					(3)		(18,043)
Share-based payments	11,243				11,243
Reduction in share premium			(42,466)				£ 42,466
Exercise of share options	120	1	119		(180)			180
Ending balance at Sep. 30, 2017	18,558	664	423	(339)	15,469	(6)	42,466	(40,119)
Beginning balance at Dec. 31, 2017	93,420	1,272	79,236	(339)	15,955	(11)	42,466	(45,159)
Loss for the period	(10,228)							(10,228)
Other comprehensive income (expense) for the period	6					6
Total comprehensive loss for the period	(10,222)					6		(10,228)
Share-based payments	1,494				1,494
Exercise of share options	182	15	167		(140)			140
Ending balance at Sep. 30, 2018	£ 84,874	£ 1,287	£ 79,403	£ (339)	£ 17,309	£ (5)	£ 42,466	£ (55,247)